Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2017
Computer equipment [Member]
Statement [Line Items]
Useful lives or depreciation rates, plant, equipment, buildings and furniture and fixtures which do not relate specifically to the mining development and drilling activities	straight line over estimated useful life of 3 years
Furniture and fixtures [Member]
Statement [Line Items]
Useful lives or depreciation rates, plant, equipment, buildings and furniture and fixtures which do not relate specifically to the mining development and drilling activities	straight line over estimated useful life of 5 years
Office equipment [Member]
Statement [Line Items]
Useful lives or depreciation rates, plant, equipment, buildings and furniture and fixtures which do not relate specifically to the mining development and drilling activities	straight line over estimated useful life of 5 years
Leasehold improvements [Member]
Statement [Line Items]
Useful lives or depreciation rates, plant, equipment, buildings and furniture and fixtures which do not relate specifically to the mining development and drilling activities	straight line over term of the lease
Software [Member]
Statement [Line Items]
Useful lives or depreciation rates, plant, equipment, buildings and furniture and fixtures which do not relate specifically to the mining development and drilling activities	straight line over estimated useful life of 3 years